Significant Accounting Policies - Cumulative effect of changes to consolidated Balance Sheet for the Adoption of ASC 606 (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets
Trade accounts receivable	$ 24,708	$ 18,521
Other current assets	5,638	5,157
Liabilities
Deferred revenue	6,523	7,229
Accrued liabilities	11,475	10,521
Stockholders' Equity
Accumulated deficit	(1,017,532)	(1,036,303)
Cumulative effect of the adoption of ASC 606 on the opening consolidated balance sheet
Assets
Trade accounts receivable		16,138
Other current assets		6,817
Liabilities
Deferred revenue		8,366
Accrued liabilities		10,518
Stockholders' Equity
Accumulated deficit		(1,038,160)
Effect of Adoption of ASC 606
Assets
Trade accounts receivable	(2,504)	(2,383)
Other current assets	2,540	1,660
Liabilities
Deferred revenue	(1,292)	(1,137)
Accrued liabilities	$ 20	3
Stockholders' Equity
Accumulated deficit		$ (1,857)